INTEREST BEARING DEPOSITS WITH BANKS (Tables)	12 Months Ended
Dec. 31, 2017
Interest Bearing Deposits In Banks Details [Abstract]
Interest Bearing Deposits In Banks Tables

	2016	2017
	(EUR in millions)
Placements in EUR	1.779	1.470
Placements in other currencies	293	185
Total	2.072	1.655
Maturity analysis:
Up to 3 months	1.748	1.332
Over 1 year	324	323
Total	2.072	1.655